VARIABLE INTEREST ENTITIES	6 Months Ended
Jun. 30, 2016
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

8.     VARIABLE INTEREST ENTITIES

On January 1, 2016, the Company adopted ASU 2015-02 using the modified retrospective transition approach, which amended and clarified the guidance on VIEs. While the new guidance did not impact the Company’s accounting treatment conclusion on various entities, additional disclosures regarding these VIEs are necessary. These disclosures are included below.

The Company is required to consolidate a VIE in which the Company is the primary beneficiary. The primary beneficiary has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE entity that could potentially be significant to the VIE.

The Company assesses all variable interests in the entity and uses its judgment when determining if the Company is the primary beneficiary. Other qualitative factors that are considered include decision-making responsibilities, the VIE capital structure, risk and rewards sharing, contractual agreements with the VIE, voting rights and level of involvement of other parties. A reconsideration of whether an entity is a VIE occurs when there are certain changes in the facts and circumstances related to a VIE. The Company assesses the primary beneficiary determination for a VIE on an ongoing basis.

CONSOLIDATED VARIABLE INTEREST ENTITIES

Enbridge Energy Partners, L.P.

EEP is a publicly-traded Delaware limited partnership and is considered a VIE as its limited partners do not have substantive kick-out rights or participating rights. Enbridge, through its wholly-owned subsidiary, Enbridge Energy Company, Inc. (EECI), has the power to direct EEP’s activities that have a significant impact on EEP’s economic performance. Along with a 35.5% economic interest held through an indirect common interest and preferred unit interest through EECI, the Company, through its 100% ownership of EECI, is the primary beneficiary of EEP. The public owns the remaining interests in EEP.

Enbridge Income Partners LP
Enbridge Income Partners LP (EIPLP), formed in 2002, is involved in the generation, transportation and storage of energy through interests in its Liquids Pipelines business, including the Canadian Mainline, its 50.0% interest in the Alliance Pipeline, which transports natural gas, and its renewable and alternative power generation facilities. EIPLP is a partnership between an indirect wholly-owned subsidiary of the Company and Enbridge Commercial Trust (ECT). EIPLP is considered a VIE as its limited partners lack substantive kick-out rights and participating rights. Through a majority ownership of EIPLP’s General Partner, 100% ownership of Enbridge Management Services Inc. (a service provider for EIPLP), and 54.0% of direct common interest in EIPLP, the Company has the power to direct the activities that most significantly impact EIPLP’s economic performance and have the obligation to absorb losses and the right to receive residual returns that are potentially significant to EIPLP, making the Company the primary beneficiary of EIPLP. As at June 30, 2016, the Company’s economic interest in EIPLP was 79.1%.

Other Limited Partnerships
By virtue of a lack of substantive kick-out rights and participating rights, substantially all limited partnerships wholly-owned by Enbridge and/or its subsidiaries are considered VIEs. As these entities are 100% owned and directed by Enbridge with no third parties having the ability to direct any of the significant activities, the Company is considered the primary beneficiary.

The following table includes assets to be used to settle liabilities of Enbridge’s consolidated VIEs and liabilities of Enbridge’s consolidated VIEs for which creditors do not have recourse to the Company’s general credit as the primary beneficiary. These assets and liabilities are included in the Consolidated Statements of Financial Position.

June 30,	2016
(millions of Canadian dollars)
Cash and cash equivalents	417

Restricted cash	3

Accounts receivable and other	797

Accounts receivable from affiliates	3

Inventory	74

1,294

Property, plant and equipment, net	44,569

Long-term investments	959

Restricted long-term investments	71

Deferred amounts and other assets	1,799

Intangible assets, net	456

Goodwill	29

Deferred income taxes	240

49,417

Bank indebtedness	(127)

Accounts payable and other	(1,452)

Accounts payable to affiliates	(66)

Interest payable	(172)

Environmental liabilities	(155)

Current maturities of long-term debt	(406)

(2,378)

Long-term debt	(16,228)

Other long-term liabilities	(1,402)
Deferred income taxes	(1,430)

(21,438)

Net assets before noncontrolling interests	27,979

The Company does not have an obligation to provide financial support to any of the consolidated VIEs, with the exception of EIPLP. The Company is required, when called on by Enbridge Income Fund Holdings Inc., to backstop equity funding required by EIPLP to undertake the growth program embedded in the assets it acquired in the Canadian Restructuring Plan.

Other Consolidated Variable Interest Entities
Enbridge Income Fund, ECT, Magicat Holdco LLC, and Keechi Holdings L.L.C. are also entities that are considered VIEs and consolidated by the Company. There have been no significant changes to Enbridge’s interest in these entities since December 31, 2015.

UNCONSOLIDATED VARIABLE INTEREST ENTITIES
The Company currently holds several equity investments in limited partnerships that are assessed to be VIEs due to limited partners not having substantive kick-out rights or participating rights. Enbridge has determined that it does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. Specifically, the power to direct the activities of a majority of these VIEs is shared amongst the partners. Each partner has representatives that make up an executive committee who makes significant decisions for the VIE and none of the partners may make major decisions unilaterally.

The carrying amount of the Company’s interest in VIEs that are unconsolidated and its estimated maximum exposure to loss as at June 30, 2016 is presented below.

June 30, 2016	Carrying Amount of Investment in VIE	Enbridge’s Maximum Exposure to Loss
(millions of Canadian dollars)
Vector Pipeline L.P.1	147	147

Aux Sable Liquid Products L.P.1	185	185

Rampion Offshore Wind Limited2	274	457

Eddystone Rail Company, LLC3	18	23

Illinois Extension Pipeline Company, L.L.C.1	744	744

Eolien Maritime France SAS4	60	679

Other1	17	17

	1,445	2,252

1	At June 30, 2016, the maximum exposure to loss for these entities are limited to the Company’s equity investment as these companies are in operation and self-sustaining.

2

At June 30, 2016, the maximum exposure to loss includes the portion of the Company’s parental guarantee that has been committed in project construction contracts in which the Company would be liable for in the event of default by the VIE.

3	At June 30, 2016, the maximum exposure to loss includes the carrying value of an outstanding loan issued by the Company.

4

At June 30, 2016, the maximum exposure to loss includes the portion of the Company’s parental guarantee that has been committed in project construction contracts in which the Company would be liable for in the event of default by the VIE and an outstanding affiliate loan receivable for $121 million held by the Company (Note 6).

The Company does not have an obligation to and did not provide any additional financial support to the VIEs during the period ended June 30, 2016.